DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 6 – DERIVATIVE LIABILITY

We account for equity-linked financial instruments, such as our convertible preferred stock, and our common stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the respective agreement. Equity-linked financial instruments are accounted for as derivative liabilities, in accordance with ASC Topic 815 – Derivatives and Hedging, if the instrument allows for cash settlement or provide for modification of the exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. Additionally, financial instruments are classified as derivative liabilities if, as a result of the anti-dilution protection, there is no limit on the number of shares that may be subsequently issued and we conclude there are not adequate authorized shares available to provide for subsequent issuances. We classify derivative liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

In December 2015, we issued shares of convertible preferred stock which contain anti-dilution protection for subsequent equity sales for a period of 18 months, and related warrants. As a result, the Company assessed its outstanding equity-linked financial instruments and concluded that this series of preferred stock, and related warrants, is subject to derivative accounting. The fair value of these shares are classified as a liability in the financial statements, with the change in fair value during the periods presented recorded in the statement of operations.

During the three months ended March 31, 2016, we recorded a gain of $0.5 million related to the change in fair value of the derivative liability during the period. For purpose of determining the fair market value of the derivative liability, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

2016
Volatility	68%
Expected term (years)	15 months
Risk-free interest rate	0.63%
Dividend yield	None

As of March 31, 2016, the derivative liability recognized in the financial statements as was approximately $0.6 million.

NOTE 8 — DERIVATIVE LIABILITY

We account for equity-linked financial instruments, such as our convertible preferred stock, and our common stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the respective agreement. Equity-linked financial instruments are accounted for as derivative liabilities, in accordance with ASC Topic 815 – Derivatives and Hedging, if the instrument allows for cash settlement or provide for modification of the exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. Additionally, financial instruments are classified as derivative liabilities if, as a result of the anti-dilution protection, there is no limit on the number of shares that may be subsequently issued and we conclude there are not adequate authorized shares available to provide for subsequent issuances. We classify derivative liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

In December 2015, we issued shares of convertible preferred stock which contain anti-dilution protection for subsequent equity sales for a period of 18 months, and related warrants. As a result, the Company assessed its outstanding equity-linked financial instruments and concluded that this series of preferred stock, and related warrants, is subject to derivative accounting. The fair value of these shares are classified as a liability in the financial statements, with the change in fair value during the periods presented recorded in the statement of operations.

During the year ended December 31, 2015, we recorded a gain of $0.2 million related to the change in fair value of the derivative liability during the period. For purpose of determining the fair market value of the derivative liability, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

2015
Volatility	84%-85%
Expected term (years)	18 months
Risk-free interest rate	0.75%
Dividend yield	None

As of December 31, 2015, the derivative liability recognized in the financial statements as of December 31, 2015 was approximately $1.2 million.